Note 10 - Issuance of shares and warrants (Tables)	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Schedule of Stockholder's Equity
Date	Description	Shares	Price Per Share	Amount
07/19/04	Shares issued for cash and software license*	139,900	$0. 0000715	$10
07/19/04	Shares issued for cash and software license*	100	0. 0000715	-
07/21/04	Shares issued for cash	18,750	2	37,500
07/23/04	Shares issued for cash	13,000	2	26,000
07/26/04	Shares issued for cash	6,250	2	12,500
07/28/04	Shares issued for cash	2,000	2	4,000
07/31/07	Deferred registration costs charged against proceeds	-	-	(11,213)
07/23/09	Shares issued for acquisition	40,000	9.221	368,840
08/25/09	Shares issued under stock option/awards plan**	3,325	20	66,500
02/01/10	Shares issued under stock option/awards plan	500	24	12,000
07/31/10	Shares canceled upon disposal	(40,000)		(368,840)
07/31/12	Cumulative Totals	183,825		$147,297